SHAREHOLDERS’ DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsidiary or Equity Method Investee [Line Items]
SHAREHOLDERS’ DEFICIT

NOTE 7. SHAREHOLDERS’ DEFICIT

Preference Shares-The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Board. At December 31, 2024 and 2023, there were no preference shares issued or outstanding.

Class A ordinary shares- The Company is authorized to issue 300,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of December 31, 2024 and 2023, there were 7,187,500 Class A ordinary shares issued and outstanding (excluding 577,644 and 1,803,729 Class A ordinary shares subject to possible redemption, respectively, as of December 31, 2024 and 2023).

Class B ordinary shares- The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. As of December 31, 2024 and 2023, there were 0 Class B ordinary shares outstanding.

If there are any Class B ordinary shares outstanding at the time of the initial Business Combination, such shares will automatically convert into Class A ordinary shares on a one-for-one basis, subject to adjustment. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the IPO and related to the closing of the initial Business Combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all ordinary shares outstanding upon the completion of the IPO (irrespective of whether or not such ordinary shares are redeemed in connection with the initial Business Combination) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in our initial Business Combination, and any ordinary shares issued upon exercise of private placement warrants issued to the Sponsors or their affiliates upon conversion of loans made to us).

Aspire Biopharma Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
SHAREHOLDERS’ DEFICIT

NOTE 10 - STOCKHOLDERS’ EQUITY

Authorized Stock

Preferred Stock

During October 2023, the Company authorized 25,000,000 Series A Preferred Stock with a par value of $0.0001. The series A convertible preferred shares have all rights as common stock, with the exception of voting rights, and can be converted into common shares on a one for one basis upon an IPO or liquidity event.

On March 1, 2024, the Company issued 286,357 shares of Series A Preferred stock to 136 investors under a Reg CF offering at a per share price of $0.80.

On April 16, 2024, the Company issued 35,702 shares of Series A Preferred stock to 6 investors under a Reg D offering at a per share price of $0.80.

As of December 31, 2024 and December 31, 2023, there were 322,059 and 0 shares of Series A Preferred Stock outstanding, respectively.

Common Stock

As of December 31, 2024, the Company had authorized 750,000,000 common shares with a par value of $0.001 per share. Each common share entitles the holder to one vote on any matter on which action of the stockholders of the corporation is sought.

During May 2023, the Company effectuated a 20:1 stock split and increased the authorized number of shares to 750,000,000.

Common Share Issuances

During the twelve months ended December 31, 2024 and 2023, the Company did not issue any new shares of common stock.

As of December 31, 2024 and December 31, 2023, there were 440,000,000 and 440,000,000 common shares outstanding.

Warrant Issuances

During the year ended December 31, 2024, on a post-split basis, the Company issued 44,000,000 warrants to 9 parties at a per share price of $0.40.

During the year ending December 31, 2023, on a post-split basis, the Company issued 7,500,000 warrants to 7 parties at a per share price of $0.02.

As of December 31, 2024 and December 31, 2023, there were 91,500,000 and 47,500,000 warrants outstanding, respectively, all of which are fully vested.

Parent Company [Member]
Subsidiary or Equity Method Investee [Line Items]
SHAREHOLDERS’ DEFICIT

NOTE 10. SHAREHOLDERS’ DEFICIT

Preference Shares—The Company is authorized to issue 10,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Board. At June 30, 2025 and December 31, 2024, there were no preference shares issued or outstanding.

Class A Common Stock— The Company is authorized to issue 490,000,000 Class A common stock with a par value of $0.0001 per share. As of June 30, 2025 and December 31, 2024, there were 49,525,970 and 27,601,767 shares of Class A common stock issued and outstanding, respectively.

PowerUp Warrants

As part of the PowerUp initial public offering (“IPO”), PowerUp issued warrants to third-party investors where each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, PowerUp completed the private sale of 9,763,333 Private Placement warrants where each warrant allows the holder to purchase one share of the Company’s Class A common stock at $11.50 per share. At June 30, 2025, there are 14,374,969 Public Warrants and 9,763,333 Private Placement warrants outstanding.

The Public Warrants will become exercisable commencing 30 days after the consummation of the Business Combination.

Once the warrants become exercisable, the Company may redeem the warrants:

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	upon not less than 30 days’ prior written notice of redemption, to each warrant holder; and
●	if, and only if, the reported last sale price of the Public Shares equals or exceeds $18.00 per share (as adjusted for share subdivisions, share consolidations, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrant holders.

The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the IPO, except that the Private Placement Warrants and the common stock issuable upon the exercise of the Private Placement Warrants are not transferable, assignable, or saleable until 30 days after the completion of a Business Combination, subject to certain limited exceptions.

The Company has determined that warrants issued in connection with its IPO in February 2022 are subject to treatment as equity. Upon the closing of the Business Combination, in accordance with the guidance contained in ASC 815 , the warrants continue to be equity classified.

Stock based compensation

On February 29, 2024, Aspire Biopharma, Inc entered Corporate advisory agreement with an advisory firm, pursuant to which the advisory firm will receive 6% of the amount shares outstanding after the close of the Business Combination as compensation for advisory services to support the Company’s efforts related to the Business Combination. On January 3, 2025, the agreed upon compensation was reduced to 4.75% of the amount of shares outstanding after the close of the Business Combination. In February 2025, 1,662,500 shares of the 35,000,000 Business Combination shares were issued to the affiliated company under this agreement. The issuance of these shares to the service advisors is subject to ASC 718. Under ASC 718, compensation associated with equity-classified awards is measured at fair value upon the grant date. The shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Stock-based compensation of $14,131,250 was recognized in general and administrative expenses upon consummation of the Business Combination in February 2025 based on the grant date fair value per share. The fair value was determined by applying a 15% discount for lack of marketability to the market price of the share on date of grant.

Aspire Biopharma warrants

During the years ended December 31, 2024 and December 31, 2023, on a post-split basis, Aspire Biopharma, Inc issued 44,000,000 at a per share price of $0.40 and 7,500,000 warrants at an average per share price of $0.13, respectively. As of December 31, 2024 all warrants issued were fully vested. As of December 31, 2024, there were 91,500,000 warrants outstanding. On January 21, 2025 the 91,500,000 warrants were converted into 91,500,000 shares of Aspire Biopharma Inc. common stock, which, on the Business Combination date, were subsequently converted into 5,735,717 Class A common stock of the Company.